UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21923

Oppenheimer Transition 2020 Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: February 28

Date of reporting period: 8/31/2012

Item 1. Reports to Stockholders.

August 31, 2012

Oppenheimer Transition 2020 Fund	Semiannual Report

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

TABLE OF CONTENTS

SEMIANNUAL REPORT
4	Top Holdings and Allocations
6	Fund Expenses
8	Statement of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
32	Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments
33	Trustees and Officers Listing
34	Privacy Policy Notice

Portfolio Managers

Alan C. Gilston

Krishna Memani

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2	OPPENHEIMER TRANSITION 2020 FUND

PERFORMANCE

Cumulative Total Returns
For the 6-Month Period Ended 8/31/12
	Without Sales Chg.	With Sales Chg.
Class A	0.91%	–4.89%
Class B	0.46	–4.54
Class C	0.46	–0.54
Class N	0.80	–0.20
Class Y	2.04
Expense Ratios
For the Fiscal Year Ended 2/29/12
Class A		1.15%
Class B		2.00
Class C		1.96
Class N		1.43
Class Y		0.79

The Fund’s benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index,1 returned 4.14% and 2.97%, respectively, over the six months ended August 31, 2012.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance and expense ratios may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. See page 5 for further information. Expense ratios are as stated in the Fund’s prospectus, current as of the date of this report, and include all underlying fund expenses.

1. The S&P 500 Index is an unmanaged index of large-capitalization equity securities that is a measure of the general domestic stock market. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, broad-based index of investment grade corporate debt. Index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The indices are unmanaged and cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

3	OPPENHEIMER TRANSITION 2020 FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings
Oppenheimer Value Fund, Cl. Y	21.5%
Oppenheimer Capital Appreciation Fund, Cl. Y	15.6
Oppenheimer International Growth Fund, Cl. Y	12.5
Oppenheimer Core Bond Fund, Cl. Y	11.3
Oppenheimer Limited-Term Government Fund, Cl. Y	7.4
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	5.8
Oppenheimer International Value Fund, Cl. Y	5.8
Oppenheimer International Bond Fund, Cl. Y	5.5
Oppenheimer Developing Markets Fund, Cl. Y	3.2
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	2.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

Asset Class Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2012, and are based on the total market value of investments.

4	OPPENHEIMER TRANSITION 2020 FUND

NOTES

The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Cumulative total returns are not annualized. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/15/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 12/15/06. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/15/06. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

5	OPPENHEIMER TRANSITION 2020 FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	OPPENHEIMER TRANSITION 2020 FUND

Actual	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During 6 Months Ended August 31, 2012
Class A	$1,000.00	$1,009.10	$2.59
Class B	1,000.00	1,004.60	6.74
Class C	1,000.00	1,004.60	6.54
Class N	1,000.00	1,008.00	3.96
Class Y	1,000.00	1,020.40	0.71

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.63	2.60
Class B	1,000.00	1,018.50	6.79
Class C	1,000.00	1,018.70	6.58
Class N	1,000.00	1,021.27	3.98
Class Y	1,000.00	1,024.50	0.71

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended August 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.51%
Class B	1.33
Class C	1.29
Class N	0.78
Class Y	0.14

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7	OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF INVESTMENTS    August 31, 2012 / Unaudited

	Shares	Value
Investment Companies—100.3%[1]
Alternative Funds—7.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	1,085,155	$3,754,637
Oppenheimer Gold & Special Minerals Fund, Cl. Y	25,975	848,591
Oppenheimer Master Inflation Protected Securities Fund, LLC	211,564	2,569,085
Oppenheimer Real Estate Fund, Cl. Y	76,796	1,779,373
		8,951,686
Domestic Equity Funds—42.9%
Oppenheimer Capital Appreciation Fund, Cl. Y	393,830	19,955,353
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	318,282	7,466,904
Oppenheimer Value Fund, Cl. Y	1,203,530	27,464,544
		54,886,801
Domestic Fixed Income Funds—20.5%
Oppenheimer Champion Income Fund, Cl. Y	1,246,866	2,281,765
Oppenheimer Core Bond Fund, Cl. Y	2,088,147	14,470,861
Oppenheimer Limited-Term Government Fund, Cl. Y	1,009,652	9,480,636
		26,233,262
Foreign Equity Funds—22.6%
Oppenheimer Developing Markets Fund, Cl. Y	129,853	4,147,507
Oppenheimer International Growth Fund, Cl. Y	563,574	15,982,958
Oppenheimer International Small Company Fund, Cl. Y	69,994	1,425,778
Oppenheimer International Value Fund, Cl. Y	535,467	7,384,091
		28,940,334
Foreign Fixed Income Fund—5.5%
Oppenheimer International Bond Fund, Cl. Y	1,095,073	7,074,170
Money Market Fund—1.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%[2]	2,221,797	2,221,797
Total Investments, at Value (Cost $109,826,470)	100.3%	128,308,050
Liabilities in Excess of Other Assets	(0.3)	(397,770)

Net Assets	100.0%	$127,910,280

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares February 29, 2012	Gross Additions	Gross Reductions	Shares August 31, 2012
Oppenheimer Capital Appreciation Fund, Cl. Y	408,345	26,792	41,307	393,830
Oppenheimer Champion Income Fund, Cl. Y	1,145,726	177,375	76,235	1,246,866
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y	870,081	279,916	64,842	1,085,155

8	OPPENHEIMER TRANSITION 2020 FUND

	Shares February 29, 2012	Gross Additions	Gross Reductions	Shares August 31, 2012
Oppenheimer Core Bond Fund, Cl. Y	1,989,073	225,236	126,162	2,088,147
Oppenheimer Developing Markets Fund, Cl. Y	128,190	9,710	8,047	129,853
Oppenheimer Gold & Special Minerals Fund, Cl. Y	19,076	8,665	1,766	25,975
Oppenheimer Institutional Money Market Fund, Cl. E	2,131,939	227,379	137,521	2,221,797
Oppenheimer International Bond Fund, Cl. Y	1,013,896	148,778	67,601	1,095,073
Oppenheimer International Growth Fund, Cl. Y	571,291	38,712	46,429	563,574
Oppenheimer International Small Company Fund, Cl. Y	69,016	5,244	4,266	69,994
Oppenheimer International Value Fund, Cl. Y	517,259	51,401	33,193	535,467
Oppenheimer Limited-Term Government Fund, Cl. Y	948,959	123,296	62,603	1,009,652
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	341,831	22,425	45,974	318,282
Oppenheimer Master Inflation Protected Securities Fund, LLC	189,758	41,568	19,762	211,564
Oppenheimer Real Estate Fund, Cl. Y	71,521	9,995	4,720	76,796
Oppenheimer Value Fund, Cl. Y	1,223,175	82,743	102,388	1,203,530

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. Y		$19,955,353	$—	$22,141
Oppenheimer Champion Income Fund, Cl. Y		2,281,765	86,136	(11,252)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y		3,754,637	—	(31,455)
Oppenheimer Core Bond Fund, Cl. Y		14,470,861	306,322	1,453
Oppenheimer Developing Markets Fund, Cl. Y		4,147,507	—	(19,245)
Oppenheimer Gold & Special Minerals Fund, Cl. Y		848,591	—	(30,634)
Oppenheimer Institutional Money Market Fund, Cl. E		2,221,797	2,327	—
Oppenheimer International Bond Fund, Cl. Y		7,074,170	143,516	(13,928)
Oppenheimer International Growth Fund, Cl. Y		15,982,958	—	(30,046)
Oppenheimer International Small Company Fund, Cl. Y		1,425,778	—	(13,386)
Oppenheimer International Value Fund, Cl. Y		7,384,091	—	(102,096)
Oppenheimer Limited-Term Government Fund, Cl. Y		9,480,636	101,789	(2,537)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y		7,466,904	—	61,327
Oppenheimer Master Inflation Protected Securities Fund, LLC		2,569,085	40,395 [a]	5,130 [a]
Oppenheimer Real Estate Fund, Cl. Y		1,779,373	14,364	(453)
Oppenheimer Value Fund, Cl. Y		27,464,544	—	(41,570)

		$128,308,050	$694,849	$(206,551)

a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2. Rate shown is the 7-day yield as of August 31, 2012.

See accompanying Notes to Financial Statements.

9	OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES    August 31, 2012 / Unaudited

Assets
Investments, at value—affiliated companies (cost $109,826,470)— see accompanying statement of investments	$128,308,050
Receivables and other assets:
Investments sold	377,582
Dividends	114,184
Shares of beneficial interest sold	65,483
Other	4,678
Total assets	128,869,977
Liabilities
Bank overdraft	374,840
Payables and other liabilities:
Shares of beneficial interest redeemed	366,846
Investments purchased	113,791
Distribution and service plan fees	27,017
Transfer and shareholder servicing agent fees	17,144
Legal, auditing and other professional fees	12,082
Shareholder communications	6,791
Trustees’ compensation	2,648
Other	38,538
Total liabilities	959,697
Net Assets	$127,910,280
Composition of Net Assets
Par value of shares of beneficial interest	$14,568
Additional paid-in capital	119,332,861
Accumulated net investment income	499,262
Accumulated net realized loss on investments	(10,417,991)
Net unrealized appreciation on investments	18,481,580
Net Assets	$127,910,280

10	OPPENHEIMER TRANSITION 2020 FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $69,006,348 and 7,808,312 shares of beneficial interest outstanding)	$8.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.38
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,782,651 and 1,013,790 shares of beneficial interest outstanding)	$8.66
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,626,624 and 3,305,546 shares of beneficial interest outstanding)	$8.66
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,456,544 and 2,435,859 shares of beneficial interest outstanding)	$8.81
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $38,113 and 4,236 shares of beneficial interest outstanding)	$9.00

See accompanying Notes to Financial Statements.

11	OPPENHEIMER TRANSITION 2020 FUND

STATEMENT OF OPERATIONS    For the Six Months Ended August 31, 2012 / Unaudited

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC:
Interest	$40,395
Expenses	(5,618)
Net investment income allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	34,777
Investment Income
Dividends from affiliated companies	654,454
Interest	60
Total investment income	654,514
Expenses
Distribution and service plan fees:
Class A	78,900
Class B	44,343
Class C	138,320
Class N	55,645
Transfer and shareholder servicing agent fees:
Class A	47,481
Class B	8,873
Class C	24,418
Class N	18,986
Class Y	183
Shareholder communications:
Class A	11,050
Class B	1,786
Class C	3,869
Class N	2,066
Class Y	44
Legal, auditing and other professional fees	40,734
Trustees’ compensation	1,055
Custodian fees and expenses	818
Administration service fees	750
Other	14,263
Total expenses	493,584
Net Investment Income	195,707

1. The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

12	OPPENHEIMER TRANSITION 2020 FUND

Realized and Unrealized Gain (Loss)
Net realized loss on investments from affiliated companies	$(211,681)
Net realized gain allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	5,130
Total net realized loss	(206,551)
Net change in unrealized appreciation/depreciation on investments	935,370
Net change in unrealized appreciation/deprecation allocated from Oppenheimer Master Inflation Protected Securities Fund, LLC	51,051
Total net change in unrealized appreciation/depreciation	986,421
Net Increase in Net Assets Resulting from Operations	$975,577

See accompanying Notes to Financial Statements.

13	OPPENHEIMER TRANSITION 2020 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
Operations
Net investment income	$195,707	$1,805,133
Net realized loss	(206,551)	(1,337,343)
Net change in unrealized appreciation/depreciation	986,421	53,463
Net increase in net assets resulting from operations	975,577	521,253
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(1,077,776)
Class B	—	(81,114)
Class C	—	(273,589)
Class N	—	(327,492)
Class Y	—	(15,896)
	—	(1,775,867)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	3,202,026	8,575,596
Class B	(415,502)	754,713
Class C	1,081,501	5,534,459
Class N	(1,646,995)	(705,057)
Class Y	(871,834)	166,190
	1,349,196	14,325,901
Net Assets
Total increase	2,324,773	13,071,287
Beginning of period	125,585,507	112,514,220
End of period (including accumulated net investment income of $499,262 and $303,555, respectively)	$127,910,280	$125,585,507

See accompanying Notes to Financial Statements.

14	OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended August 31, 2012	Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class A	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.76	$8.86	$7.66	$5.13	$9.77	$10.17
Income (loss) from investment operations:
Net investment income[1]	.03	.16	.11	.05	.07	.15
Net realized and unrealized gain (loss)	.05	(.11)	1.18	2.50	(4.64)	(.28)
Total from investment operations	.08	.05	1.29	2.55	(4.57)	(.13)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.15)	(.09)	(.02)	(.04)	(.27)
Distributions from net realized gain	—	—	—	—	(.03)	— [2]
Total dividends and/or distributions to shareholders	—	(.15)	(.09)	(.02)	(.07)	(.27)
Net asset value, end of period	$8.84	$8.76	$8.86	$7.66	$5.13	$9.77
Total Return, at Net Asset Value[3]	0.91%	0.69%	16.91%	49.73%	(46.89)%	(1.51)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,006	$65,130	$57,134	$35,868	$13,815	$8,366
Average net assets (in thousands)	$66,777	$60,470	$45,049	$25,827	$13,132	$5,166
Ratios to average net assets:[4]
Net investment income	0.58%[5]	1.84%[5]	1.40%[5]	0.70%	0.90%	1.46%
Total expenses[6]	0.51%[5]	0.45%[5]	0.50%[5]	0.63%	0.73%	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.51%[5]	0.45%[5]	0.50%[5]	0.63%	0.73%	0.76%
Portfolio turnover rate	8%	16%	46%	15%	16%	26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2012	1.19%
Year Ended February 29, 2012	1.15%
Year Ended February 28, 2011	1.18%
Year Ended February 28, 2010	1.36%
Year Ended February 28, 2009	1.38%
Year Ended February 29, 2008	1.79%

See accompanying Notes to Financial Statements.

15	OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended August 31, 2012	Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class B	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.62	$8.72	$7.55	$5.09	$9.72	$10.16
Income (loss) from investment operations:
Net investment income (loss)[1]	(.01)	.08	.04	— [2]	(.02)	.08
Net realized and unrealized gain (loss)	.05	(.10)	1.16	2.46	(4.58)	(.30)
Total from investment operations	.04	(.02)	1.20	2.46	(4.60)	(.22)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.08)	(.03)	—	—	(.22)
Distributions from net realized gain	—	—	—	—	(.03)	— [2]
Total dividends and/or distributions to shareholders	—	(.08)	(.03)	—	(.03)	(.22)
Net asset value, end of period	$8.66	$8.62	$8.72	$7.55	$5.09	$9.72
Total Return, at Net Asset Value[3]	0.46%	(0.17)%	15.89%	48.33%	(47.35)%	(2.34)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,783	$9,165	$8,466	$5,731	$2,491	$2,900
Average net assets (in thousands)	$8,842	$8,431	$7,010	$4,415	$3,140	$1,463
Ratios to average net assets:[4]
Net investment income (loss)	(0.24)%[5]	0.95%[5]	0.50%[5]	(0.05)%	(0.20)%	0.79%
Total expenses[6]	1.33%[5]	1.30%[5]	1.36%[5]	1.54%	1.59%	1.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.33%[5]	1.30%[5]	1.36%[5]	1.51%	1.58%	1.60%
Portfolio turnover rate	8%	16%	46%	15%	16%	26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2012	2.01%
Year Ended February 29, 2012	2.00%
Year Ended February 28, 2011	2.04%
Year Ended February 28, 2010	2.27%
Year Ended February 28, 2009	2.24%
Year Ended February 29, 2008	2.58%

See accompanying Notes to Financial Statements.

16	OPPENHEIMER TRANSITION 2020 FUND

	Six Months Ended August 31, 2012	Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class C	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.62	$8.73	$7.55	$5.09	$9.71	$10.16
Income (loss) from investment operations:
Net investment income (loss)[1]	(.01)	.09	.04	(.01)	.01	.21
Net realized and unrealized gain (loss)	.05	(.11)	1.17	2.47	(4.60)	(.43)
Total from investment operations	.04	(.02)	1.21	2.46	(4.59)	(.22)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.09)	(.03)	—	—[2]	(.23)
Distributions from net realized gain	—	—	—	—	(.03)	— [2]
Total dividends and/or distributions to shareholders	—	(.09)	(.03)	—	(.03)	(.23)
Net asset value, end of period	$8.66	$8.62	$8.73	$7.55	$5.09	$9.71
Total Return, at Net Asset Value[3]	0.46%	(0.15)%	16.10%	48.33%	(47.28)%	(2.33)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,627	$27,381	$21,993	$14,433	$5,919	$2,843
Average net assets (in thousands)	$27,762	$23,911	$17,743	$10,657	$5,370	$1,088
Ratios to average net assets:[4]
Net investment income (loss)	(0.20)%[5]	1.03%[5]	0.55%[5]	(0.11)%	0.18%	2.03%
Total expenses[6]	1.29%[5]	1.26%[5]	1.32%[5]	1.47%	1.59%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%[5]	1.26%[5]	1.32%[5]	1.45%	1.58%	1.52%
Portfolio turnover rate	8%	16%	46%	15%	16%	26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2012	1.97%
Year Ended February 29, 2012	1.96%
Year Ended February 28, 2011	2.00%
Year Ended February 28, 2010	2.20%
Year Ended February 28, 2009	2.24%
Year Ended February 29, 2008	2.49%

See accompanying Notes to Financial Statements.

17	OPPENHEIMER TRANSITION 2020 FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended August 31, 2012	Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class N	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.74	$8.84	$7.64	$5.13	$9.76	$10.16
Income (loss) from investment operations:
Net investment income[1]	.01	.13	.09	.03	.08	.13
Net realized and unrealized gain (loss)	.06	(.11)	1.19	2.48	(4.65)	(.29)
Total from investment operations	.07	.02	1.28	2.51	(4.57)	(.16)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.12)	(.08)	— [2]	(.03)	(.24)
Distributions from net realized gain	—	—	—	—	(.03)	— [2]
Total dividends and/or distributions to shareholders	—	(.12)	(.08)	— [2]	(.06)	(.24)
Net asset value, end of period	$8.81	$8.74	$8.84	$7.64	$5.13	$9.76
Total Return, at Net Asset Value[3]	0.80%	0.36%	16.74%	49.01%	(46.87)%	(1.74)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,456	$22,998	$24,165	$14,252	$6,484	$2,665
Average net assets (in thousands)	$22,190	$23,386	$19,393	$10,780	$6,019	$869
Ratios to average net assets:[4]
Net investment income	0.31%[5]	1.47%[5]	1.14%[5]	0.47%	1.17%	1.22%
Total expenses[6]	0.78%[5]	0.73%[5]	0.75%[5]	0.85%	0.91%	1.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%[5]	0.73%[5]	0.75%[5]	0.85%	0.90%	1.03%
Portfolio turnover rate	8%	16%	46%	15%	16%	26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2012	1.46%
Year Ended February 29, 2012	1.43%
Year Ended February 28, 2011	1.43%
Year Ended February 28, 2010	1.58%
Year Ended February 28, 2009	1.56%
Year Ended February 29, 2008	1.69%

See accompanying Notes to Financial Statements.

18	OPPENHEIMER TRANSITION 2020 FUND

	Six Months Ended August 31, 2012	Year Ended February 29,	Year Ended February 28,			Year Ended February 29,
Class Y	(Unaudited)	2012	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$8.82	$8.92	$7.70	$5.16	$9.80	$10.17
Income (loss) from investment operations:
Net investment income[1]	.04	.18	.14	.09	.08	.21
Net realized and unrealized gain (loss)	.14	(.10)	1.20	2.50	(4.64)	(.32)
Total from investment operations	.18	.08	1.34	2.59	(4.56)	(.11)
Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.18)	(.12)	(.05)	(.05)	(.26)
Distributions from net realized gain	—	—	—	—	(.03)	— [2]
Total dividends and/or distributions to shareholders	—	(.18)	(.12)	(.05)	(.08)	(.26)
Net asset value, end of period	$9.00	$8.82	$8.92	$7.70	$5.16	$9.80
Total Return, at Net Asset Value[3]	2.04%	1.05%	17.48%	50.13%	(46.59)%	(1.23)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$ 38	$912	$756	$554	$134	$162
Average net assets (in thousands)	$893	$773	$601	$317	$193	$ 94
Ratios to average net assets:[4]
Net investment income	0.94%[5]	2.14%[5]	1.69%[5]	1.27%	0.98%	1.96%
Total expenses[6]	0.14%[5]	0.09%[5]	0.09%[5]	0.15%	0.24%	0.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.14%[5]	0.09%[5]	0.09%[5]	0.12%	0.24%	0.51%
Portfolio turnover rate	8%	16%	46%	15%	16%	26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Inflation Protected Securities Fund, LLC.

6. Total expenses including all affiliated fund expenses were as follows:

Six Months Ended August 31, 2012	0.82%
Year Ended February 29, 2012	0.79%
Year Ended February 28, 2011	0.77%
Year Ended February 28, 2010	0.88%
Year Ended February 28, 2009	0.89%
Year Ended February 29, 2008	1.22%

See accompanying Notes to Financial Statements.

19	OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS    August 31, 2012 / Unaudited

1. Significant Accounting Policies

Oppenheimer Transition 2020 Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return until 2020 and then seek income and secondarily capital growth. The Fund normally invests in a portfolio consisting of other mutual funds (the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As

20	OPPENHEIMER TRANSITION 2020 FUND

a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended February 29, 2012, the Fund utilized $87,208 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended February 29, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2017	$113,910
2018	1,826,062
2019	2,358,273

Total	$4,298,245

21	OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

As of August 31, 2012, it is estimated that the capital loss carryforwards would be $4,298,245 expiring by 2019 and $206,551 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended August 31, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$116,028,633

Gross unrealized appreciation	$12,451,997
Gross unrealized depreciation	(172,580)

Net unrealized appreciation	$12,279,417

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended August 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$78
Payments Made to Retired Trustees	—
Accumulated Liability as of August 31, 2012	768

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the

22	OPPENHEIMER TRANSITION 2020 FUND

Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

23	OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through

24	OPPENHEIMER TRANSITION 2020 FUND

either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

25	OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of August 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$125,738,965	$2,569,085	$—	$128,308,050

Total Assets	$125,738,965	$2,569,085	$—	$128,308,050

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended August 31, 2012		Year Ended February 29, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	1,285,042	$11,082,391	3,033,027	$25,988,079
Dividends and/or distributions reinvested	—	—	125,730	1,019,668
Redeemed	(912,451)	(7,880,365)	(2,172,036)	(18,432,151)

Net increase	372,591	$3,202,026	986,721	$8,575,596

Class B
Sold	104,798	$887,399	293,082	$2,448,997
Dividends and/or distributions reinvested	—	—	10,067	80,536
Redeemed	(153,918)	(1,302,901)	(210,837)	(1,774,820)

Net increase (decrease)	(49,120)	$(415,502)	92,312	$754,713

Class C
Sold	569,691	$4,818,238	1,236,223	$10,366,509
Dividends and/or distributions reinvested	—	—	31,953	255,301
Redeemed	(441,634)	(3,736,737)	(611,344)	(5,087,351)

Net increase	128,057	$1,081,501	656,832	$5,534,459

26	OPPENHEIMER TRANSITION 2020 FUND

	Six Months Ended August 31, 2012		Year Ended February 29, 2012
	Shares	Amount	Shares	Amount
Class N
Sold	252,956	$2,173,114	895,603	$7,670,893
Dividends and/or distributions reinvested	—	—	36,385	294,722
Redeemed	(447,625)	(3,820,109)	(1,035,267)	(8,670,672)

Net decrease	(194,669)	$(1,646,995)	(103,279)	$(705,057)

Class Y
Sold	29,889	$262,245	62,545	$552,491
Dividends and/or distributions reinvested	—	—	1,946	15,896
Redeemed	(129,101)	(1,134,079)	(45,842)	(402,197)

Net increase (decrease)	(99,212)	$(871,834)	18,649	$166,190

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended August 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$11,601,247	$9,570,590

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended August 31, 2012 was 0.56%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended August 31, 2012, the Fund paid $97,703 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

27	OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class B	$179,577
Class C	294,030
Class N	311,555

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
August 31, 2012	$53,139	$3	$12,704	$3,376	$39

28	OPPENHEIMER TRANSITION 2020 FUND

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. This expense limitation does not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares.

Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Pending Agreement and Plan of Reorganization

The Board of Trustees of the Fund has determined that it is in the best interest of the Fund’s shareholders that the Fund reorganize with and into the Oppenheimer Portfolio Series: Moderate Investor Fund (“Moderate Investor”). The Board unanimously approved an Agreement and Plan of Reorganization to be entered into between the Fund and Moderate Investor, pursuant to which Moderate Investor will acquire substantially all of the assets and assume certain liabilities of the Fund in exchange for shares of Moderate Investor (the “Reorganization”). If the Reorganization takes place, Fund shareholders will receive shares of Moderate Investor equal in value to the value of the net assets of the shares of the Fund they hold immediately prior to the Reorganization. The shares of Moderate Investor to be received by shareholders of the Fund will be issued at net asset value without a sales charge and will not be subject to any contingent deferred sales charge. The Reorganization is expected to be tax-free for both the Fund and Moderate Investor and their respective shareholders. Following the Reorganization, the Fund will liquidate, dissolve and terminate its registration as an investment company under the Investment Company Act of 1940.

The Reorganization took place on October 5, 2012.

7. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name

29	OPPENHEIMER TRANSITION 2020 FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

7. Pending Litigation Continued

as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s

30	OPPENHEIMER TRANSITION 2020 FUND

affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

31	OPPENHEIMER TRANSITION 2020 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

32	OPPENHEIMER TRANSITION 2020 FUND

OPPENHEIMER TRANSITION 2020 FUND

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Alan C. Gilston, Vice President

Krishna Memani, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

33	OPPENHEIMER TRANSITION 2020 FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

34	OPPENHEIMER TRANSITION 2020 FUND

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

35	OPPENHEIMER TRANSITION 2020 FUND

INFORMATION AND SERVICES

Internet

24-hr access to account information and transactions1

oppenheimerfunds.com

PhoneLink1 and General Information

24-hr automated information and automated transactions Representatives also available Mon–Fri 8am–8pm ET

1.800.CALL OPP (1.800.225.5677)

Written Correspondence and Transaction Requests

OppenheimerFunds Services

P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery

OppenheimerFunds Services

12100 East Iliff Avenue, Suite 300

Aurora, CO 80014

Ticker Symbols

Class A: OTWAX   Class B: OTWBX   Class C: OTWCX   Class N: OTWNX   Class Y: OTWYX

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

RS0665.001.0812    October 19, 2012

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.

Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2020 Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	10/8/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	10/8/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	10/8/2012